Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 376	$ 397
Change in fair value of hedging instrument recognized in OCI	888	384
Reclassified to profit or loss / cost of inventory	(783)	(404)
As per 31 December	481	376
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	20	174
Change in fair value of hedging instrument recognized in OCI	766	353
Reclassified to profit or loss / cost of inventory	(107)	(507)
As per 31 December	679	20
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	274	117
Change in fair value of hedging instrument recognized in OCI	123	31
Reclassified to profit or loss / cost of inventory	(703)	126
As per 31 December	(306)	274
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	84	107
Reclassified to profit or loss / cost of inventory	27	(23)
As per 31 December	$ 111	$ 84